SCHEDULE OF BALANCE DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ultimate Beneficial Shareholder One [Member] | Mr Hon Pan Se [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Long-term loans (Note 14)
Amounts payable, related party transactions	$ 12,300,650	$ 17,087,553
Ultimate Beneficial Shareholder Two [Member] | Mr Hon Pan Se [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Short-term loans (Note 14)
Amounts payable, related party transactions	$ 5,021,638	4,531,760
Ultimate Beneficial Shareholder Three [Member] | Mr Hon Pan Se [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Convertible bonds (Note 16)
Amounts payable, related party transactions		1,282,589
Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions	$ 17,322,288	22,901,902
Ultimate Beneficial Shareholder [Member] | Mr Hon Pan Se [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	$ 197,066	405,872	$ 429,927
Related Party Ultimate Beneficial Share holder [Member]
IfrsStatementLineItems [Line Items]
Description of nature of related party relationship	Other borrowings (Note 13(b))
Amounts payable, related party transactions	$ 536,530